Fair value of assets and liabilities - Additional information (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets and liabilities [Line Items]
Description of valuation methods	The estimated fair values represent the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is a market-based measurement, which is based on assumptions that market participants would use and takes into account the characteristics of the asset or liability that market participants would take into account when pricing the asset or liability. Fair values of financial assets and liabilities are based on quoted prices in active market where available. When such quoted prices are not available, the fair value is determined by using valuation techniques. The fair value hierarchy consists of three levels, depending upon whether fair values were determined based on (unadjusted) quoted prices in an active market (Level 1), valuation techniques with observable inputs (Level 2) or valuation techniques that incorporate inputs which are unobservable and which have a more than insignificant impact on the fair value of the instrument (Level 3).
Financial assets measured at fair value	€ 63,217,000,000	€ 44,305,000,000
Financial liabilities measured at fair value	87,141,000,000	82,781,000,000
Transfers between Level 1 and Level 2	0
Financial assets classified as Level 3 based on quoted price	€ 1,500,000,000	€ 2,100,000,000
Percentage on financial asset based on unadjusted quoted price	34.60%	52.30%
Amount of risk neutral designed financial assets	€ 1,600,000,000	€ 900,000,000
Remaining financial assets classified as level 3 using valuation techniques	1,300,000,000	1,100,000,000
Financial Liabilities classified as Level 3 based on unadjusted quoted price	200,000,000	100,000,000
Financial Liabilities designed to be fully neutral in terms of market risk	€ 100,000,000	100,000,000
Comparative price percentage for securities without quoted prices and without expected price recovery	0.00%
Comparative price percentage for securities without quoted prices and with expected price recovery	100.00%
Minimum level of volatility	0.00%
Description of interest rate	Reset spreads are key inputs to mortgage linked prepayment swaps valuation. Reset spread is the future spread at which mortgages will re-price at interest rate reset dates.
Mortgage prepayment rate	5.00%
Financial liabilities, class [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Unrealised gains on (losses) recognised in the statement of profit or loss	€ 77,000,000	(4,000,000)
Financial assets at fair value
Disclosure of fair value measurement of assets and liabilities [Line Items]
Unrealised gains on (losses) recognised in the statement of profit or loss	35,000,000	312,000,000
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets, at fair value	4,429,000,000	4,101,000,000	€ 4,768,000,000
Financial liabilities measured at fair value	€ 331,000,000	€ 398,000,000
Percentage on financial asset based on unadjusted quoted price	52.40%	34.60%
Remaining financial liabilities classified as level 3 using valuation techniques	€ 100,000,000	€ 200,000,000
Percentage of valuation certainty	90.00%